Significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Cash equivalents	$ 0	$ 0
Estimated useful life, operator's license	10 years
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property and equipment	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property and equipment	20 years
Motor Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property and equipment	4 years
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property and equipment	3 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life, property and equipment	6 years